Summary of significant accounting policies (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	¥ 10,579,609
Revenue		¥ 8,751,259	¥ 5,772,948
Cost of revenue	(4,244,398)	(3,234,680)	(2,077,979)
Gross profit	6,335,211	5,516,579	3,694,969
Other gains, net	181,114	31,576	70,981
Loss from operations	(465,506)	(1,076,593)	(109,228)
Net loss	(679,316)	¥ (1,426,988)	¥ (337,953)
Under ASC 605 [Member]
Revenue	11,384,102
Cost of revenue	(4,977,386)
Gross profit	6,406,716
Other gains, net	109,609
Loss from operations	(465,506)
Net loss	(679,316)
Effects of new revenue guidance [Member]
Revenue	(804,493)
Cost of revenue	732,988
Gross profit	(71,505)
Other gains, net	71,505
Loss from operations	0
Net loss	0
Under ASC 606 [Member]
Revenue	10,579,609
Cost of revenue	(4,244,398)
Gross profit	6,335,211
Other gains, net	181,114
Loss from operations	(465,506)
Net loss	¥ (679,316)